Operating and Capital Leases (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Predecessor
Future minimum lease payments due under non-cancellable operating leases
2013	$ 2,224
2014	1,582
2015	1,545
2016	1,422
2017	1,292
Thereafter	6,564
Total	14,629
Rent expense	2,007	2,419
Future minimum lease payments due under capital leases
2013	745
Total	$ 745